TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated January 2, 2013
to the Statement of Additional Information
dated September 21, 2012 (with respect to the Social Choice Bond Fund)

SUPPLEMENT NO. 3
dated January 2, 2013
to the Statement of Additional Information
dated August 1, 2012, as supplemented September 21, 2012
(with respect to all other Fixed-Income Funds and the Real Estate Securities Fund)

SUPPLEMENT NO. 5
dated January 2, 2013
to the Statement of Additional Information
dated March 1, 2012 as supplemented September 21, 2012
(with respect to the Equity Funds)
(collectively, the “SAI”)

SECURITIES LENDING

Certain changes are being made to the disclosure of securities lending in the SAI. Accordingly, the following hereby replaces in its entirety the first, second and third sentences of the second paragraph under the section entitled “Securities Lending” beginning on page B-12 of the SAI:

“By lending its securities, a Fund will receive amounts equal to the interest or dividends paid on the securities loaned and, in addition, will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or letter or credit are used as a collateral, a lending fee paid directly to the Fund by the borrower of the securities. Under certain circumstances, a portion of the lending fee may be paid or rebated back to the borrower by the Fund.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the section on the disclosure of portfolio holdings in the SAI. Accordingly, the following hereby replaces in its entirety the third sentence of the first paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-23 of the SAI:

“As a general rule, except as described below, the Funds and Advisors will not disclose the Funds’ portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 20 days after the end of the calendar month.”

In addition, the following hereby replaces in its entirety the first sentence of the fifth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-23 of the SAI:

“Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, Inc., a Reuters Company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (the “ICI”); R.R. Donnelley; Bloomberg L.P.; Data Explorers Limited; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a/ Nu:Pitch); and CoreOne Technologies. The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 10 days after the end of the most recent calendar month. The ICI, however, generally receives this information more quickly than the other entities listed above.”

In addition, the second and third sentences of the fifth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-23 of the SAI are hereby removed in their entirety from the SAI.

TRUSTEE INFORMATION

Mr. Maceo K. Sloan’s tenure as Chairman of the Board of Trustees ended effective as of the close of business on December 31, 2012. Mr. Sloan continues to serve as a Trustee. Accordingly, all references to Mr. Sloan as “Chairman” or “Chairman of the Board” are hereby removed from his biographical entry in the chart entitled “Disinterested Trustees” in the section entitled “Management of the Trust” beginning on page B-24 of the SAI.

Prof. Howell E. Jackson has been appointed as Chairman of the Board of Trustees effective January 1, 2013. Accordingly, the entry under the third column from the left entitled “Term of Office and Length of Time Served” in Prof. Jackson’s biographical entry in the chart entitled “Disinterested Trustees” in the section entitled “Management of the Trust” beginning on page B-24 of the SAI is hereby amended and replaced in its entirety to read as follows: “Indefinite term as Trustee. Chairman for term ending December 31, 2015. Trustee since 2005. Chairman since January 1, 2013.”

In addition, the chairpersons and members of certain standing committees of the Board have changed effective January 1, 2013, as follows:

(1)

Prof. Howell E. Jackson has been appointed as Chair of the Executive Committee, Ms. Bridget A. Macaskill has been appointed as a member of the Committee and Dr. Nancy L. Jacob no longer serves on the Committee. Accordingly, the third sentence of the paragraph numbered “(4)” under the section entitled “Board Committees” beginning on page B-32 of the SAI is hereby amended and replaced in its entirety to read as follows: “The current members of the Executive Committee are Prof. Jackson (chair), Ms. Eckl, Ms. Macaskill and Mr. Sloan.”

(2)

Prof. Jackson has been appointed as a member of the Nominating and Governance Committee. Accordingly, the third sentence of the paragraph numbered “(5)” under the section entitled “Board Committees” beginning on page B-32 of the SAI is hereby amended and replaced in its entirety to read as follows: “The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Mr. Forrester, Prof. Jackson, Ms. Macaskill, Mr. Sloan and Dr. Starks.”

(3)

Ms. Macaskill has been appointed as Chair of the Operations Committee. Accordingly, the third sentence of the paragraph numbered “(6)” under the section entitled “Board Committees” beginning on page B-32 of the SAI is hereby amended and replaced in its entirety to read as follows: “The current members of the Operations Committee are Ms. Macaskill (chair), Mr. Forrester, Prof. Jackson, Dr. Jacob, Mr. Kenny and Dr. Starks.”

OFFICER INFORMATION

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-24 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

Effective October 22, 2012, Mr. Eugene Flood, Jr. no longer serves as Executive Vice President of the TIAA-CREF Fund Complex. Accordingly, all references and information related to Mr. Flood are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-24 of the SAI.

A13798 (1/13)

TIAA-CREF FUNDS
FUNDS-OF-FUNDS
(Lifecycle Funds, Lifecycle Index Funds, Lifestyle Funds and Managed Allocation Fund)
(each a series of the TIAA-CREF Funds (the “Trust”))

SUPPLEMENT NO. 2
dated January 2, 2013
to the Statement of Additional Information dated October 1, 2012 (“SAI”)

SECURITIES LENDING

Certain changes are being made to the disclosure of securities lending in the SAI. Accordingly, the following is hereby inserted as a new second sentence in the second paragraph under the section entitled “Securities Lending” beginning on page B-12 of the SAI:

“Under certain circumstances, a portion of the lending fee may be paid or rebated back to the borrower by the Fund.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the section on the disclosure of portfolio holdings in the SAI. Accordingly, the following hereby replaces in its entirety the third sentence of the first paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-21 of the SAI:

“As a general rule, except as described below, the Funds and Advisors will not disclose the Funds’ portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 20 days after the end of the calendar month.”

In addition, the following hereby replaces in its entirety the first sentence of the fourth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-21 of the SAI:

“Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, Inc., a Reuters Company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (the “ICI”); R.R. Donnelley; Bloomberg L.P.; Data Explorers Limited; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a/ Nu:Pitch); and CoreOne Technologies.”

In addition, the fifth sentence of the eighth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-21 of the SAI is deleted in its entirety.

TRUSTEE INFORMATION

Mr. Maceo K. Sloan’s tenure as Chairman of the Board of Trustees ended effective as of the close of business on December 31, 2012. Mr. Sloan continues to serve as a Trustee. Accordingly, all references to Mr. Sloan as “Chairman” or “Chairman of the Board” are hereby removed from his biographical entry in the chart entitled “Disinterested Trustees” in the section entitled “Management of the Trust” beginning on page B-23 of the SAI.

Prof. Howell E. Jackson has been appointed as Chairman of the Board of Trustees effective January 1, 2013. Accordingly, the entry under the third column from the left entitled “Term of Office and Length of Time Served” in Prof. Jackson’s biographical entry in the chart entitled “Disinterested Trustees” in the section entitled “Management of the Trust” beginning on page B-23 of the SAI is hereby amended and replaced in its entirety to read as follows: “Indefinite term as Trustee. Chairman for term ending December 31, 2015. Trustee since 2005. Chairman since January 1, 2013.”

In addition, the chairpersons and members of certain standing committees of the Board have changed effective January 1, 2013, as follows:

(1)

Prof. Howell E. Jackson has been appointed as Chair of the Executive Committee, Ms. Bridget A. Macaskill has been appointed as a member of the Committee and Dr. Nancy L. Jacob no longer serves on the Committee. Accordingly, the third sentence of the paragraph numbered “(4)” under the section entitled “Board Committees” beginning on page B-29 of the SAI is hereby amended and replaced in its entirety to read as follows: “The current members of the Executive Committee are Prof. Jackson (chair), Ms. Eckl, Ms. Macaskill and Mr. Sloan.”

(2)

Prof. Jackson has been appointed as a member of the Nominating and Governance Committee. Accordingly, the third sentence of the paragraph numbered “(5)” under the section entitled “Board Committees” beginning on page B-29 of the SAI is hereby amended and replaced in its entirety to read as follows: “The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Mr. Forrester, Prof. Jackson, Ms. Macaskill, Mr. Sloan and Dr. Starks.”

(3)

Ms. Macaskill has been appointed as Chair of the Operations Committee. Accordingly, the third sentence of the paragraph numbered “(6)” under the section entitled “Board Committees” beginning on page B-29 of the SAI is hereby amended and replaced in its entirety to read as follows: “The current members of the Operations Committee are Ms. Macaskill (chair), Mr. Forrester, Prof. Jackson, Dr. Jacob, Mr. Kenny and Dr. Starks.”

OFFICER INFORMATION

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-23 of the SAI:

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

Effective October 22, 2012, Mr. Eugene Flood, Jr. no longer serves as Executive Vice President of the TIAA-CREF Fund Complex. Accordingly, all references and information related to Mr. Flood are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-23 of the SAI.

A13799 (1/13)